Fair Value (Quantitative Information about Level 3 Fair Value Measurements) (Detail) - Fair Value, Measurements, Recurring [Member] - JPY (¥) ¥ in Millions		6 Months Ended	12 Months Ended
		Sep. 30, 2015	Mar. 31, 2015
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities at fair value		¥ 86,497,739	¥ 94,763,780
Level 3 [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities at fair value		1,466,171	1,410,377
Level 3 [Member] | Trading Securities and Investment Securities [Member] | Foreign Governments and Official Institutions Bonds [Member] | Monte Carlo Method [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities at fair value	[1]	¥ 1,108	¥ 5,290
Level 3 [Member] | Trading Securities and Investment Securities [Member] | Foreign Governments and Official Institutions Bonds [Member] | Monte Carlo Method [Member] | Minimum [Member]
Significant unobservable inputs
Correlation between interest rate and foreign exchange rate		22.40%	25.90%
Correlation between interest rates		38.00%	37.50%
Level 3 [Member] | Trading Securities and Investment Securities [Member] | Foreign Governments and Official Institutions Bonds [Member] | Monte Carlo Method [Member] | Maximum [Member]
Significant unobservable inputs
Correlation between interest rate and foreign exchange rate		48.60%	52.90%
Correlation between interest rates		55.00%	54.00%
Level 3 [Member] | Trading Securities and Investment Securities [Member] | Foreign Governments and Official Institutions Bonds [Member] | Monte Carlo Method [Member] | Weighted Average [Member]
Significant unobservable inputs
Correlation between interest rate and foreign exchange rate	[2]	30.20%	41.40%
Correlation between interest rates	[2]	47.60%	51.60%
Level 3 [Member] | Trading Securities and Investment Securities [Member] | Foreign Governments and Official Institutions Bonds [Member] | Return on Equity Method [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities at fair value	[1]	¥ 23,931	¥ 29,649
Level 3 [Member] | Trading Securities and Investment Securities [Member] | Foreign Governments and Official Institutions Bonds [Member] | Return on Equity Method [Member] | Minimum [Member]
Significant unobservable inputs
Probability of default		0.00%	0.00%
Recovery rate		60.00%	60.00%
Market-required return on capital		8.00%	8.00%
Level 3 [Member] | Trading Securities and Investment Securities [Member] | Foreign Governments and Official Institutions Bonds [Member] | Return on Equity Method [Member] | Maximum [Member]
Significant unobservable inputs
Probability of default		0.90%	0.90%
Recovery rate		80.00%	80.00%
Market-required return on capital		10.00%	10.00%
Level 3 [Member] | Trading Securities and Investment Securities [Member] | Foreign Governments and Official Institutions Bonds [Member] | Return on Equity Method [Member] | Weighted Average [Member]
Significant unobservable inputs
Probability of default	[2]	0.30%	0.20%
Recovery rate	[2]	70.10%	72.00%
Market-required return on capital	[2]	9.40%	9.80%
Level 3 [Member] | Trading Securities and Investment Securities [Member] | Corporate Bonds [Member] | Discounted Cash Flow [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities at fair value	[1]	¥ 8,829	¥ 11,018
Level 3 [Member] | Trading Securities and Investment Securities [Member] | Corporate Bonds [Member] | Discounted Cash Flow [Member] | Minimum [Member]
Significant unobservable inputs
Probability of default		4.70%	5.00%
Recovery rate		41.00%	17.40%
Level 3 [Member] | Trading Securities and Investment Securities [Member] | Corporate Bonds [Member] | Discounted Cash Flow [Member] | Maximum [Member]
Significant unobservable inputs
Probability of default		13.10%	13.40%
Recovery rate		66.90%	67.60%
Level 3 [Member] | Trading Securities and Investment Securities [Member] | Corporate Bonds [Member] | Discounted Cash Flow [Member] | Weighted Average [Member]
Significant unobservable inputs
Probability of default	[2]	5.50%	7.00%
Recovery rate	[2]	59.40%	51.60%
Level 3 [Member] | Trading Securities and Investment Securities [Member] | Corporate Bonds [Member] | Monte Carlo Method [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities at fair value	[1]	¥ 46	¥ 171
Significant unobservable inputs
Correlation between interest rates		48.00%
Level 3 [Member] | Trading Securities and Investment Securities [Member] | Corporate Bonds [Member] | Monte Carlo Method [Member] | Minimum [Member]
Significant unobservable inputs
Correlation between interest rate and foreign exchange rate		22.40%	25.90%
Correlation between interest rates			45.90%
Level 3 [Member] | Trading Securities and Investment Securities [Member] | Corporate Bonds [Member] | Monte Carlo Method [Member] | Maximum [Member]
Significant unobservable inputs
Correlation between interest rate and foreign exchange rate		35.90%	52.90%
Correlation between interest rates			54.00%
Level 3 [Member] | Trading Securities and Investment Securities [Member] | Corporate Bonds [Member] | Monte Carlo Method [Member] | Weighted Average [Member]
Significant unobservable inputs
Correlation between interest rate and foreign exchange rate	[2]	29.10%	42.80%
Correlation between interest rates	[2]	48.00%	52.70%
Level 3 [Member] | Trading Securities and Investment Securities [Member] | Residential Mortgage-backed Securities, Commercial Mortgage-backed Securities and Asset-backed Securities [Member] | Discounted Cash Flow [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities at fair value	[1]	¥ 142,570	¥ 150,588
Level 3 [Member] | Trading Securities and Investment Securities [Member] | Residential Mortgage-backed Securities, Commercial Mortgage-backed Securities and Asset-backed Securities [Member] | Discounted Cash Flow [Member] | Minimum [Member]
Significant unobservable inputs
Probability of default		2.80%	2.80%
Recovery rate		60.00%	60.00%
Level 3 [Member] | Trading Securities and Investment Securities [Member] | Residential Mortgage-backed Securities, Commercial Mortgage-backed Securities and Asset-backed Securities [Member] | Discounted Cash Flow [Member] | Maximum [Member]
Significant unobservable inputs
Probability of default		5.30%	5.30%
Recovery rate		76.00%	76.00%
Level 3 [Member] | Trading Securities and Investment Securities [Member] | Residential Mortgage-backed Securities, Commercial Mortgage-backed Securities and Asset-backed Securities [Member] | Discounted Cash Flow [Member] | Weighted Average [Member]
Significant unobservable inputs
Probability of default	[2]	4.50%	4.40%
Recovery rate	[2]	64.90%	64.80%
Level 3 [Member] | Trading Securities and Investment Securities [Member] | Residential Mortgage-backed Securities, Commercial Mortgage-backed Securities and Asset-backed Securities [Member] | Internal Model [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities at fair value	[1]	¥ 620,580	¥ 560,800
Level 3 [Member] | Trading Securities and Investment Securities [Member] | Residential Mortgage-backed Securities, Commercial Mortgage-backed Securities and Asset-backed Securities [Member] | Internal Model [Member] | Minimum [Member]
Significant unobservable inputs
Asset correlations		11.00%	11.00%
Discount factor		1.60%	1.50%
Prepayment rate		6.50%	5.30%
Probability of default		0.00%	0.00%
Recovery rate		48.20%	49.00%
Level 3 [Member] | Trading Securities and Investment Securities [Member] | Residential Mortgage-backed Securities, Commercial Mortgage-backed Securities and Asset-backed Securities [Member] | Internal Model [Member] | Maximum [Member]
Significant unobservable inputs
Asset correlations		15.00%	15.00%
Discount factor		6.60%	7.30%
Prepayment rate		20.50%	25.90%
Probability of default		78.70%	83.70%
Recovery rate		59.00%	69.50%
Level 3 [Member] | Trading Securities and Investment Securities [Member] | Residential Mortgage-backed Securities, Commercial Mortgage-backed Securities and Asset-backed Securities [Member] | Internal Model [Member] | Weighted Average [Member]
Significant unobservable inputs
Asset correlations	[2]	14.80%	14.70%
Discount factor	[2]	1.80%	1.80%
Prepayment rate	[2]	19.80%	24.60%
Probability of default	[2],[3]
Recovery rate	[2]	55.30%	68.50%
Level 3 [Member] | Trading Securities and Investment Securities [Member] | Other Debt Securities [Member] | Discounted Cash Flow [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities at fair value	[1]	¥ 37,489	¥ 37,812
Level 3 [Member] | Trading Securities and Investment Securities [Member] | Other Debt Securities [Member] | Discounted Cash Flow [Member] | Minimum [Member]
Significant unobservable inputs
Liquidity premium		0.50%	0.60%
Level 3 [Member] | Trading Securities and Investment Securities [Member] | Other Debt Securities [Member] | Discounted Cash Flow [Member] | Maximum [Member]
Significant unobservable inputs
Liquidity premium		0.60%	0.80%
Level 3 [Member] | Trading Securities and Investment Securities [Member] | Other Debt Securities [Member] | Discounted Cash Flow [Member] | Weighted Average [Member]
Significant unobservable inputs
Liquidity premium	[2]	0.50%	0.80%
Level 3 [Member] | Trading Securities and Investment Securities [Member] | Other Debt Securities [Member] | Return on Equity Method [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities at fair value	[1]	¥ 176,940	¥ 180,239
Level 3 [Member] | Trading Securities and Investment Securities [Member] | Other Debt Securities [Member] | Return on Equity Method [Member] | Minimum [Member]
Significant unobservable inputs
Probability of default		0.00%	0.00%
Recovery rate		40.00%	40.00%
Market-required return on capital		8.00%	8.00%
Level 3 [Member] | Trading Securities and Investment Securities [Member] | Other Debt Securities [Member] | Return on Equity Method [Member] | Maximum [Member]
Significant unobservable inputs
Probability of default		25.00%	25.00%
Recovery rate		90.00%	90.00%
Market-required return on capital		10.00%	10.00%
Level 3 [Member] | Trading Securities and Investment Securities [Member] | Other Debt Securities [Member] | Return on Equity Method [Member] | Weighted Average [Member]
Significant unobservable inputs
Probability of default	[2]	0.50%	0.50%
Recovery rate	[2]	69.10%	68.90%
Market-required return on capital	[2]	10.00%	10.00%
Level 3 [Member] | Trading Account Assets, Trading Derivatives-net [Member] | Interest Rate Contracts [Member] | Option Model [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives-net at fair value	[1]	¥ 27,464	¥ 27,962
Level 3 [Member] | Trading Account Assets, Trading Derivatives-net [Member] | Interest Rate Contracts [Member] | Option Model [Member] | Minimum [Member]
Significant unobservable inputs
Probability of default		0.20%	0.00%
Correlation between interest rate and foreign exchange rate		22.40%	25.90%
Correlation between interest rates		5.30%	10.30%
Recovery rate		41.00%	41.00%
Volatility		39.60%	38.20%
Level 3 [Member] | Trading Account Assets, Trading Derivatives-net [Member] | Interest Rate Contracts [Member] | Option Model [Member] | Maximum [Member]
Significant unobservable inputs
Probability of default		13.10%	13.40%
Correlation between interest rate and foreign exchange rate		48.60%	52.90%
Correlation between interest rates		99.60%	99.00%
Recovery rate		47.00%	46.00%
Volatility		72.60%	63.00%
Level 3 [Member] | Trading Account Assets, Trading Derivatives-net [Member] | Foreign Exchange Contracts [Member] | Option Model [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives-net at fair value	[1]	¥ 2,710	¥ 8,405
Significant unobservable inputs
Correlation between underlying assets		85.00%
Level 3 [Member] | Trading Account Assets, Trading Derivatives-net [Member] | Foreign Exchange Contracts [Member] | Option Model [Member] | Minimum [Member]
Significant unobservable inputs
Probability of default		0.10%	0.10%
Correlation between interest rate and foreign exchange rate		20.00%	32.90%
Correlation between interest rates		50.10%	54.00%
Correlation between underlying assets			52.60%
Recovery rate		41.00%	41.00%
Level 3 [Member] | Trading Account Assets, Trading Derivatives-net [Member] | Foreign Exchange Contracts [Member] | Option Model [Member] | Maximum [Member]
Significant unobservable inputs
Probability of default		13.10%	13.40%
Correlation between interest rate and foreign exchange rate		67.00%	58.40%
Correlation between interest rates		74.00%	80.70%
Correlation between underlying assets			73.20%
Recovery rate		47.00%	46.00%
Level 3 [Member] | Trading Account Assets, Trading Derivatives-net [Member] | Equity Contracts [Member] | Discounted Cash Flow [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives-net at fair value	[1]	¥ 3,292
Significant unobservable inputs
Term of litigation		1 year
Level 3 [Member] | Trading Account Assets, Trading Derivatives-net [Member] | Equity Contracts [Member] | Option Model [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives-net at fair value	[1]	¥ (4,496)	¥ 5,976
Significant unobservable inputs
Correlation between foreign exchange rate and equity		7.00%
Level 3 [Member] | Trading Account Assets, Trading Derivatives-net [Member] | Equity Contracts [Member] | Option Model [Member] | Minimum [Member]
Significant unobservable inputs
Correlation between interest rate and equity		33.30%	5.70%
Volatility		0.00%	0.00%
Correlation between equities		31.20%
Level 3 [Member] | Trading Account Assets, Trading Derivatives-net [Member] | Equity Contracts [Member] | Option Model [Member] | Maximum [Member]
Significant unobservable inputs
Correlation between interest rate and equity		39.00%	59.60%
Volatility		100.60%	70.00%
Correlation between equities		58.80%
Level 3 [Member] | Trading Account Assets, Trading Derivatives-net [Member] | Credit Derivatives [Member] | Option Model [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives-net at fair value	[1]	¥ 207	¥ (3,198)
Level 3 [Member] | Trading Account Assets, Trading Derivatives-net [Member] | Credit Derivatives [Member] | Option Model [Member] | Minimum [Member]
Significant unobservable inputs
Correlation between underlying assets		33.40%	6.40%
Recovery rate		37.40%	37.20%
Level 3 [Member] | Trading Account Assets, Trading Derivatives-net [Member] | Credit Derivatives [Member] | Option Model [Member] | Maximum [Member]
Significant unobservable inputs
Correlation between underlying assets		70.10%	100.00%
Recovery rate		41.00%	37.20%

[1]	The fair value as of March 31, 2015 and September 30, 2015 excludes the fair value of investments valued using vendor prices.
[2]	Weighted averages are calculated by weighing each input by the relative fair value of the respective financial instruments.
[3]	See "Probability of default" in "Sensitivity to and range of unobservable inputs" in Note 31 to the consolidated financial statements for the fiscal year ended March 31, 2015.